Operating Profit - Summary of Information About Profit Loss (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Employee costs (Note 9)	£ 9,003.0	£ 10,249.0	£ 9,855.0
Advertising	1,806.0	1,777.0	1,567.0
Distribution costs	379.0	408.0	393.0
Depreciation of property, plant and equipment	982.0	989.0	1,017.0
Impairment of property, plant and equipment, net of reversals	103.0	443.0	669.0
Depreciation of right of use assets	213.0	225.0	214.0
Impairment of right of use assets	7.0	3.0	2.0
Amortisation of intangible assets	1,181.0	1,137.0	1,103.0
Impairment of intangible assets, net of reversals	416.0	257.0	126.0
Impairment Loss Recognised In Profit Or Loss Property Plant And Equipment Held For Sale	1.0	3.0	0.0
Impairment of intangible assets held for sale, net of reversals	1.0	20.0	1.0
Impairment of goodwill allocated to a disposal group, net of reversals	0.0	16.0	4.0
Net foreign exchange (gains)/losses	(2.0)	110.0	(37.0)
Inventories:
Cost of inventories included in cost of sales	9,192.0	9,480.0	9,482.0
Write-down of inventories	946.0	699.0	578.0
Reversal of prior year write-down of inventories	(384.0)	(274.0)	(230.0)
Short-term lease charge	7.0	11.0	12.0
Low value lease charge	3.0	5.0	4.0
Variable lease payments	10.0	11.0	13.0
Operating lease rentals:
Fees payable to the company's auditor and its associates in relation to the Group	£ 31.7	£ 29.9	£ 30.4